PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
	$	$
Cost:

Computers and peripheral equipment	1,131	726
Office furniture and equipment	351	230
Leasehold improvements	295	192
Vehicle	29	-
	1,806	1,148
Accumulated depreciation:
Computers and peripheral equipment	648	360
Office furniture and equipment	202	160
Leasehold improvements	39	12
Vehicle	29	-
	918	532
Depreciated cost	888	616

(1) Depreciation expenses for the years ended December 31, 2015, 2014 and 2013, were $291, $103 and $48, respectively.

(2) Property plant and equipment in connection with business combination includes cost of $117 and depreciated cost of $95.